REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property and equipment, net	$ 140,338	$ 118,275
Customer Engagement [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	130,425	104,981
Financial Crime and Compliance [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	8,262	9,636
Not Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,651	$ 3,658